Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of stock option activity
A summary of option activity during the year ended December 31, 2023 is as follows:

For the year ended December 31, 2023	Shares	Weighted Average Grant Date Fair Value per Share	Weighted Average Exercise Price
	(Shares in Thousands)
Options outstanding at December 31, 2022	1,146	$4.93	$13.48
Options granted	—	—	—
Options exercised	(415)	3.74	9.87
Options forfeited	—	—	—
Options expired	—	—	—
Options outstanding at December 31, 2023	731	$5.61	$15.53

Schedule of restricted stock units activity
A summary of RSU activity during the year ended December 31, 2023 is as follows:

For the year ended December 31, 2023	Shares	Weighted Average Grant Date Fair Value per Share
	(Shares in Thousands)
Non-vested restricted stock units at December 31, 2022	1,190	$24.06
Restricted stock units granted	708	22.75
Performance adjustment (1)	48	31.00
Restricted stock units vested (2)	(575)	24.68
Restricted stock units forfeited	(35)	21.77
Non-vested restricted stock units at December 31, 2023	1,336	$23.41
(1)    Performance adjustment represents the difference between the number of target shares at grant date and the number of shares vested at settlement, which can range from 0% to 200% of target achievement depending on results over the applicable performance period.
(2)    Represents amounts vested during the year, including the impact of performance adjustments for service and performance-based RSUs.